Long-Term Investments (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥)	Apr. 30, 2019 CNY (¥)	Jan. 31, 2021 EUR (€)	Oct. 31, 2018 JPY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022
Long-Term Investments [Line Items]
Interest percentage								19.60%
Consideration to acquire equity interest | €			€ 200
Recognized the share of profit (in Dollars)						$ 210
Recognized the share of loss (in Dollars)					$ 12
Impairment (in Dollars)							$ 80
Maya System Inc [Member]
Long-Term Investments [Line Items]
Interest percentage				49.00%
Consideration to acquire equity interest | ¥				¥ 49,000
Beijing Huaxianglianxin Technology Company [Member]
Long-Term Investments [Line Items]
Consideration to acquire equity interest | ¥	¥ 8,521	¥ 8,521
Equity interest					9.08%
iQsim [Member]
Long-Term Investments [Line Items]
Equity interest			31.25%